SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC 855 – Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after October 31, 2024, through the date the financial statements were issued. Except for the following, there are no subsequent events identified that would require disclosure in the financial statements.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard from the NYSE American

On November 5, 2024, the Company received notice from NYSE American that NYSE American had halted trading in the shares of the Common Stock until the effectiveness of the reverse stock split the Company intended to effect because its common stock was consistently selling at a low selling price per share in violation of Section 1003(f)(v) of the NYSE American Company Guide. NYSE American informed the Company that it would attempt to reopen trading in the Common Stock on November 15, 2024, which is when the common stock is expected to begin trading on a post-split basis, provided that NYSE American no longer deems the selling price of the Common Stock to be too low.

Reverse Stock Split

On November 14, 2024, the Company filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a Reverse Stock Split; once effective, every twenty (20) shares of the Company’s issued and outstanding common stock will automatically be converted into one share of common stock, without any change in the par value per share. In addition, (i) a proportionate adjustment will be made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock, to the extent that the exercise price of such warrants is not based solely on the market price of the common stock at the time of exercise, (ii) a proportionate adjustment will be made to any fixed conversion prices for other convertible securities of the Company, including any conversion floor prices and (iii) the number of shares reserved for issuance pursuant to the Company’s equity incentive plans will also be reduced proportionately. Any fraction of a share of common stock that would be created as a result of the Reverse Stock Split will be rounded up to the nearest whole share.

The Reverse Stock Split became effective as of 4:30 p.m., Eastern Time, on November 14, 2024, and the Company’s common stock began trading on a split-adjusted basis when the market opened on November 15, 2024.

Letter of Intent for Working Interest in NovaCor Exploration Ltd.

On December 19, 2024, the Company issued a press release announcing that it entered into a non-binding letter of intent relating to the acquisition of a 100% working interest in certain petroleum and natural gas assets held by NovaCor Exploration Ltd., which are located in the Lloydminster, Saskatchewan heavy oil region in Canada.

Independent Contractor Agreement with Greg Overholtzer

On December 31, 2024, the employment agreement between the Company and Mr. Overholtzer ended and on January 1, 2025, the Company entered into an independent contractor agreement with Mr. Overholtzer, under which he continues to serve as the Chief Financial Officer of the Company and is paid a monthly fee of $12,500; the initial term of the agreement is for one year and will be automatically renewed unless either party provides a 30-day notice prior to the expiration of the agreement.

Consulting Agreement with Redwood Empire Financial Communications, LLC

On January 1, 2025, the Company entered into a consulting agreement with Redwood Empire Financial Communications, LLC for investor communications services; the agreement includes monthly compensation of $7,500, as well as the issuance of 20,000 restricted shares upon the funding of the Company’s Form S-1. The initial term of the agreement is for one year and may be terminated by either party upon sixty days’ notice.